ACCOUNTS RECEIVABLE (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
ACCOUNTS RECEIVABLE.
Accounts receivable	$ 25,161,568	$ 0
Allowance for CECL	(251,616)	$ 0
Accounts receivable, net	$ 24,909,952